UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2192

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	11/30/05

FORM N-CSR

Item 1. Reports to Stockholders.

The Dreyfus Premier Third Century Fund, Inc.

SEMIANNUAL REPORT November 30, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
20	Notes to Financial Statements
27	Information About the Review and Approval
of the Fund's Management Agreement
FOR MORE INFORMATION

Back Cover

The Dreyfus Premier Third Century Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for The Dreyfus Premier Third Century Fund, Inc., covering the six-month period from June 1, 2005, through November 30, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with L. Emerson Tuttle, the portfolio manager of the fund during the reporting period.

The U.S. economy demonstrated remarkable resiliency over the past six months, expanding at a steady pace despite the headwinds of soaring energy prices, higher interest rates and the dislocations caused by the Gulf Coast hurricanes. However, the U.S. stock market traded within a relatively narrow range, as investors responded cautiously to uncertainty regarding future business conditions.

As the end of 2005 approaches, the U.S. economy and financial markets may be reaching an inflection point. Investors' reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on consumer spending may set the tone for the financial markets in 2006.As always, we encourage you to discuss these and other market forces with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation December 15, 2005

DISCUSSION OF FUND PERFORMANCE

L. Emerson Tuttle, Portfolio Manager

How did The Dreyfus Premier Third Century Fund, Inc. perform relative to its benchmark?

For the six-month period ended November 30, 2005, the fund produced total returns of 5.01% for Class A shares, 4.60% for Class B shares, 4.59% for Class C shares, 5.80% for Class R shares, 4.77% for Class T shares and 5.05% for Class Z shares.1 In comparison, the fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), provided a total return of 5.88% for the same period.2

Stocks proved to be somewhat volatile during the reporting period, rising and falling in response to fluctuating energy prices and uncertainties regarding the direction of short-term interest rates and the strength of economic growth. In this challenging environment, traditionally defensive, value-oriented issues generally outperformed their growth-oriented counterparts. Because the fund's investment approach emphasizes growth-oriented stocks, its returns slightly lagged the benchmark, which includes both value-oriented and growth-oriented shares.

On a separate note, John R. O'Toole and Jocelin A. Reed became the fund's co-primary portfolio managers, effective December 1, 2005, for both the selection of portfolio securities and the fund's areas of social concern.

What is the fund's investment approach?

The fund seeks to provide capital growth, with current income as a secondary objective. To pursue these goals, the fund invests primarily in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards while simultaneously conducting their businesses in a manner that contributes to the enhancement of the quality of life in America.

Effective December 1, 2005, the fund modified its investment approach. The fund's investment strategy combines a disciplined investment process that consists of computer modeling techniques, fundamental analysis and risk management with a social investment process. Potential investments are evaluated in accordance with the fund's social screens.

The portfolio managers next select investments from those companies the portfolio managers consider to be the most attractive based on financial considerations. If there is more than one company to choose

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

from, the portfolio managers can select stocks of companies that they consider to have records that exhibit positive accomplishments in the fund's areas of social concern.

The fund normally focuses on large-cap growth stocks; however, the portfolio managers may emphasize different types of growth-oriented stocks and different market capitalizations within the large-capitalization range as market conditions warrant.The fund also may invest in value-oriented stocks, midcap stocks and small-cap stocks.

What other factors influenced the fund's performance?

The fund's underperformance compared to the benchmark stemmed almost entirely from the fund's emphasis on growth-oriented stocks during a time when the market favored value-oriented investments. The adverse impact of this positioning was most evident in the strong-performing energy and financials sectors, both traditionally value-oriented areas in which the fund maintained relatively little exposure. The fund's relatively heavy exposure to growth-oriented health care stocks, which generally trailed the averages, further detracted from its relative performance.

On the other hand, the fund's stock selection strategy added value in most market sectors during the reporting period, helping to offset some, but not all, of the fund's allocation-related underperformance. The fund's health care investments delivered particularly strong relative performance, producing a positive return in contrast to a slight loss for the benchmark's health care component.With the exception of diversified health care giant Johnson & Johnson, the fund avoided most large U.S. pharmaceutical stocks, a sector that we believe has been plagued by patent expirations, weak product pipelines and drug recalls. Instead, the fund emphasized profitable biotechnology firms, such as Genzyme; equipment and supply companies, such as Alcon Laboratories; health care service providers, such as WellPoint; and international drug developers, such as Switzerland-based Novartis,ADR.

Good individual stock selections also notably boosted performance in the industrial and consumer discretionary sectors. Among industrial holdings, those that benefited the fund's performance included rail transport provider Burlington Northern Santa Fe and industrial equipment producer Emerson Electric. Among consumer discretionary holdings, retailers Chico's FAS and Coach benefited from their focus on upscale customers who were largely unaffected by high gas prices and rising interest rates, while Home Depot rose on the strength of rising retail home improvement demand and increasing penetration in the commercial market.

Technology was the only sector in which the fund's stock selections failed to enhance returns relative to the benchmark. Several holdings, such as Dell, Cisco Systems and Cognos, declined in response to company-specific matters. Business analysis software developer Cognos reported disappointing earnings due to the timing of its latest software release. The fund compensated for these disappointments to a degree with its investment in Motorola, which proved to be one of its better performers during the reporting period.

What is the fund's current strategy?

The fund currently is maintaining its growth-oriented investment strategy and will consider opportunities under the fund's modified investment approach as they arise. As of December 1, 2005, this approach has led us to emphasize investments in the technology, consumer discretionary and health care sectors. The fund continues to hold relatively light exposure to traditionally defensive, value-oriented sectors, including financials, energy and utilities.

Can you highlight some of the fund's socially responsible investing activities?

We note that Paul Hilton stepped down as the fund's portfolio manager for its areas of social concern in August 2005, and Mr.Tuttle assumed that role. In mid-August, we implemented a quantitatively based screening process designed to apply the fund's social screens to stock selection and portfolio construction.We expect the fund to continue taking an active role in socially responsible investing, encouraging companies to improve their social and environmental practices, as well as the quality of information they make available to the public regarding such practices.

For further information regarding the fund's approach to socially responsible investing, search for "SRI" on the Dreyfus website (www.dreyfus.com) or consult the fund's prospectus.

December 15, 2005

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ' S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in The Dreyfus Premier Third Century Fund, Inc. from June 1, 2005 to November 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2005
	Class A	Class B	Class C	Class R	Class T	Class Z

Expenses paid
per $1,000 †	$ 6.17	$ 10.41	$ 10.26	$ 5.11	$ 8.16	$ 5.29
Ending value
(after expenses)	$1,050.10	$1,046.00	$1,045.90	$1,058.00	$1,047.70	$1,050.50

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2005
	Class A	Class B	Class C	Class R	Class T	Class Z

Expenses paid
per $1,000 †	$ 6.07	$ 10.25	$ 10.10	$ 5.01	$ 8.04	$ 5.22
Ending value
(after expenses)	$1,019.05	$1,014.89	$1,015.04	$1,020.10	$1,017.10	$1,019.90

† Expenses are equal to the fund's annualized expense ratio of 1.20% for Class A, 2.03% for Class B, 2.00% for Class C, .99% for Class R, 1.59% for Class T and 1.03% for Class Z; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2005 (Unaudited)
Common Stocks—99.1%	Shares	Value ($)

Basic Industries—3.0%
Air Products & Chemicals	41,200	2,437,804
Marriott International, Cl. A	150,500	9,723,805
		12,161,609
Capital Goods—7.2%
Danaher	215,500	11,960,250
Emerson Electric	111,900	8,460,759
Rockwell Automation	49,900	2,815,857
Tyco International	214,200	6,108,984
		29,345,850
Construction & Housing—1.0%
3M	54,300	4,261,464
Consumer Durables—2.0%
Coach	240,800 [a]	8,290,744
Consumer Non-Durables—9.5%
Chico's FAS	223,500 [a]	9,858,585
PepsiCo	229,900	13,610,080
Procter & Gamble	270,800	15,487,052
		38,955,717
Consumer Services—13.1%
Advance Auto Parts	205,300 [a]	8,692,402
CVS	353,500	9,551,570
Ecolab	167,100	5,559,417
Home Depot	216,500	9,045,370
News, Cl. B	365,000 [b]	5,708,600
Target	150,700	8,063,957
Walt Disney	279,900	6,977,907
		53,599,223
Electronic Components & Instruments—3.5%
Cognos	106,200 [a]	3,563,010
EMC/Massachusetts	764,500 [a]	10,649,485
		14,212,495
Energy—4.1%
Anadarko Petroleum	107,100	9,704,331
Weatherford International	100,600 [a]	6,992,706
		16,697,037

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial Services—9.2%
American Express	126,200	6,489,204
Capital One Financial	79,000	6,561,740
Goldman Sachs Group	71,700	9,246,432
JPMorgan Chase & Co.	159,900	6,116,175
Radian Group	168,000	9,502,080
		37,915,631
Health Care—20.4%
Alcon	85,700	12,015,140
Amgen	59,300 [a]	4,799,149
Fisher Scientific International	174,500 [a]	11,251,760
Genentech	63,000 [a]	6,024,060
Genzyme	134,000 [a]	9,961,560
Johnson & Johnson	337,100	20,815,925
Novartis, ADR	143,400	7,514,160
WellPoint	144,400 [a]	11,094,252
		83,476,006
Technology—23.7%
Cisco Systems	471,300 [a]	8,266,602
Cognizant Technology Solutions, Cl. A	89,600 [a]	4,353,664
Dell	350,400 [a]	10,568,064
International Business Machines	87,000	7,734,300
Microchip Technology	232,200	7,746,192
Microsoft	600,100	16,628,771
Motorola	459,300	11,064,537
National Semiconductor	210,000	5,434,800
Qualcomm	179,400	8,157,318
Texas Instruments	267,100	8,675,408
Yahoo!	210,000 [a]	8,448,300
		97,077,956
Transportation—2.4%
Burlington Northern Santa Fe	151,200	10,006,416
Total Common Stocks
(cost $341,943,106)		406,000,148

8

	Principal
Short-Term Investments—1.2%	Amount ($)	Value ($)

Certificate of Deposit—.0%
Self Help Credit Union
3.81% 12/13/2005	100,000	100,000
U.S. Treasury Bills—1.2%
3.66%, 12/1/2005	40,000	40,000
3.82%, 12/8/2005	1,637,000	1,635,805
3.84%, 12/22/2005	3,018,000	3,011,240
		4,687,045
Total Short-Term Investments
(cost $4,787,024)		4,787,045

Investment of Cash Collateral
for Securities Loaned—1.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $6,180,299)	6,180,299 [c]	6,180,299

Total Investments (cost $352,910,429)	101.8%	416,967,492
Liabilities, Less Cash and Receivables	(1.8%)	(7,167,677)
Net Assets	100.0%	409,799,815

ADR—American Depository Receipts
[a] Non-income producing.
[b] A portion of this security is on loan. At November 30, 2005, the total market value of the fund's security on loan is
$5,685,875, and the total market value of the collateral held by the fund is $6,180,299.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Technology	23.7	Energy	4.1
Health Care	20.4	Electronic Components &
Consumer Services	13.1	Instruments	3.5
Consumer Non-Durables	9.5	Other	11.1
Financial Services	9.2
Capital Goods	7.2		101.8

† Based on net assets. See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES November 30, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $5,685,875)—Note 1(b):
Unaffiliated issuers	346,730,130	410,787,193
Affiliated issuers	6,180,299	6,180,299
Receivable for investment securities sold		2,951,869
Dividends and interest receivable		303,289
Receivable for shares of Common Stock subscribed		53,968
Prepaid expenses		36,367
		420,312,985

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		354,758
Cash overdraft due to Custodian		8,014
Liability for securities on loan—Note 1(b)		6,180,299
Payable for shares of Common Stock redeemed		3,830,242
Accrued expenses		139,857
		10,513,170

Net Assets ($)		409,799,815

Composition of Net Assets ($):
Paid-in capital		501,833,032
Accumulated undistributed investment income—net		900,251
Accumulated net realized gain (loss) on investments		(156,990,531)
Accumulated net unrealized appreciation
(depreciation) on investments		64,057,063

Net Assets ($)		409,799,815

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T	Class Z

Net Assets ($)	10,950,141	14,329,304	2,984,033	827,210	637,824	380,071,303
Shares Outstanding	1,273,093	1,748,721	363,714	94,562	76,355	43,519,571

Net Asset Value
Per Share ($)	8.60	8.19	8.20	8.75	8.35	8.73

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended November 30, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends	1,707,325
Interest	68,221
Income from securities lending	965
Total Income	1,776,511
Expenses:
Management fee—Note 3(a)	1,566,731
Shareholder servicing costs—Note 3(c)	486,963
Distribution fees—Note 3(b)	68,074
Professional fees	39,846
Registration fees	31,498
Prospectus and shareholders' reports	25,281
Custodian fees—Note 3(c)	19,586
Directors' fees and expenses—Note 3(d)	7,857
Miscellaneous	8,667
Total Expenses	2,254,503
Investment (Loss)—Net	(477,992)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,788,841
Net unrealized appreciation (depreciation) on investments	11,350,311
Net Realized and Unrealized Gain (Loss) on Investments	21,139,152
Net Increase in Net Assets Resulting from Operations	20,661,160

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2005	Year Ended
	(Unaudited)	May 31, 2005

Operations ($):
Investment income (loss)—net	(477,992)	1,378,243
Net realized gain (loss) on investments	9,788,841	49,383,025
Net unrealized appreciation
(depreciation) on investments	11,350,311	(34,767,906)
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,661,160	15,993,362

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	1,955,269	3,881,750
Class B shares	138,418	480,742
Class C shares	127,512	418,262
Class R shares	165,129	492,873
Class T shares	51,527	217,042
Class Z shares	5,913,944	19,525,867
Cost of shares redeemed:
Class A shares	(2,775,081)	(8,968,019)
Class B shares	(1,968,109)	(3,422,673)
Class C shares	(432,319)	(1,142,097)
Class R shares	(358,818)	(21,332,445)
Class T shares	(91,666)	(351,089)
Class Z shares	(44,540,385)	(110,216,643)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(41,814,579)	(120,416,430)
Total Increase (Decrease) in Net Assets	(21,153,419)	(104,423,068)

Net Assets ($):
Beginning of Period	430,953,234	535,376,302
End of Period	409,799,815	430,953,234
Undistributed investment income—net	900,251	1,378,243

12

a During the period ended November 30, 2005, 52,220 Class B shares representing $412,208 were automatically converted to 49,789 Class A shares and during the period ended May 31, 2005, 35,935 Class B shares representing $279,028 were automatically converted to 34,459 Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (excluding portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Not annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

The Dreyfus Premier Third Century Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide capital growth. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T and 200 million shares of $.001 par value Common Stock of Class Z. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class Z shares are not available for new accounts and bear a service fee. Class A shares and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Investments in registered investment companies are valued at their net asset value. Bid price is used when no asked price is available. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $166,763,290 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2005. If not applied, $71,213,125 of the carryover expires in fiscal 2010 and $95,550,165 expires in fiscal 2011.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended November 30, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to the Management Agreement ("Agreement") with the Manager, the management fee is computed at an annual rate of .75% of the value of the fund's average daily net assets and is payable monthly. Pursuant to the Agreement, if in any full fiscal year the aggregate expenses allocable to Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average daily net assets of Class Z, the fund may

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2005, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2005, the Distributor retained $1,361 and $8 from commissions earned on sales of the fund's Class A and Class T shares, respectively, and $20,409 and $158 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at the annual rates of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended November 30, 2005, Class B, Class C and Class T shares were charged $55,724, $11,568 and $782, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2005, Class A, Class B, Class C and Class T shares were charged $13,547, $18,575, $3,856, and $782, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares' average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2005, Class Z shares were charged $170,795 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2005, the fund was charged $122,937 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2005, the fund was charged $19,586 pursuant to the custody agreement.

During the period ended November 30, 2005, the fund was charged $1,854 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $257,123, Rule 12b-1 distribution plan fees $10,986, shareholder services plan fees $21,939, custodian fees $12,031, chief compliance officer fees $1,548 and transfer agency per account fees $51,131.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2005, amounted to $144,349,276 and $187,170,215, respectively.

At November 30, 2005, accumulated net unrealized appreciation on investments was $64,057,063, consisting of $69,267,615 gross unrealized appreciation and $5,210,552 gross unrealized depreciation.

At November 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Board of Directors of the fund held on July 12-13, 2005, the Board considered the re-approval of the fund's Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund's Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager's representatives reviewed the types of shareholder accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager's representatives noted the diversity of distribution of the fund by type of distribution channel as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) ( c o n t i n u e d )

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance, management fee and expense ratio and placed significant emphasis on comparisons to two groups of funds and Lipper averages (as to the second group of funds only).The first comparison group of funds includes only funds that use one or more social screens when choosing securities for the funds' portfolios (collectively,"Comparison Group I") and the second comparison group of funds includes only funds in the fund's Lipper category (collectively, "Comparison Group II"). Each group of funds was previously approved by the Board for this purpose, and was prepared using a Board-approved list with respect to the socially responsible funds (as to Comparison Group I) and a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund (as to Comparison Group II).

The Board members discussed the results of the comparisons for various periods ended May 31, 2005, and noted that the total return performance of the fund was below the Comparison Group I and Comparison Group II averages for the one- and three-year periods, and was below the Comparison Group I average, but above the Comparison Group II average, for the five-year period. The Board noted that the fund's total return performance was below the Comparison Group II Lipper category averages for the one-, three-and five-year periods. The Board members also noted that the fund's short-term performance was showing a trend of improvement, and that management is making efforts to improve performance by reviewing the fund's investment processes and preparing a recommendation to be presented to the Board at a later date.

The Board members also discussed the fund's expense ratio, noting that it was lower than the Lipper category average of Comparison Group II and the averages of each comparison group. The Board reviewed the range of management fees in each comparison group, noting that the fund's management fee was higher than most of the fees paid by the funds in each comparison group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and in the same Lipper category, as the fund (the "Similar Funds"), noting that not all of the Similar Funds have a social screen when choosing securities for their portfolios. Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with substantially similar investment objectives, policies and strategies as the fund.The Board analyzed the differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager's performance and the services provided; it was noted that the Similar Funds had comparable or lower management fees than the fee borne by the fund. The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the fund's advisory fees.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager's representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reason-able.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, including any soft dollar arrangements with respect to trading the fund's portfolio.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that discussions of economies of scale historically have been predicated on increasing assets and that, if a fund's assets had been decreasing, the extent to which the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund's overall performance and generally superior service levels provided.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  While the Board was concerned with the fund's one-, three- and five-year total return performance, the Board members noted that the fund's short-term performance is showing a trend of improve- ment and that management is making efforts to improve the fund's performance by reviewing the fund's investment processes and preparing a recommendation to be presented to the Board.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that it would be renewed until February 26, 2006, prior to which the Board will reconsider the renewal for the remainder of the annual period (through August 31, 2006).

The Fund 31

NOTES

For More	Information

The Dreyfus Premier	Transfer Agent &
Third Century Fund, Inc.	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0035SA1105

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	January 27, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	January 27, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)